Issued Capital and Reserves - At-the-market offering (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended			3 Months Ended
	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares
Issued Capital and Reserves
Cash received from issuance of shares				€ 235,840	$ 17,500
Shares issued as part of the at-the-market offering program				1,748,218	1,748,218
ATM Offering Program
Issued Capital and Reserves
Aggregate gross proceeds | $			$ 600,000
Shares issued as part of the at-the-market offering program				1,748,218	1,748,218
Follow-on public offering, incl. Greenshoe
Issued Capital and Reserves
Cash received from issuance of shares | $		$ 219,832
Shares issued as part of the at-the-market offering program	27,027,028	27,027,028
Additional offering costs recognized as reduction to capital reserve | €	€ 14,580
Price per shares issued in follow-on public offering | $ / shares		$ 9.25